EATON VANCE SPECIAL INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 02-27962) certifies (a) that the form of prospectus and statement of additional information dated May 23, 2006 with respect to Eaton Vance Investment Grade Income Fund do not differ materially from those contained in Post-Effective Amendment No. 80 (“Amendment No. 80”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 80 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-06-000515) on May 22, 2006.

                                                                                                       EATON VANCE SPECIAL INVESTMENT TRUST

By: /s/ Alan R. Dynner Alan R. Dynner Secretary

Dated: May 24, 2006